Significant Accounting Policies - Intangible assets (Table) (Details)	12 Months Ended
Dec. 31, 2012
Trade Names [Member]
Estimated useful life (in years)	10 years
Software [Member]
Estimated useful life (in years)	10 years
Fair value of above market acquired time charters/ drilling contracts
Amortization period	Over remaining contract term
Fair value of below market acquired time charters/ drilling contracts
Amortization period	Over remaining contract term